SHARES POTENTIALLY SUBJECT TO RESCISSION RIGHTS	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Shares Potentially Subject To Recission Rights [Text Block]
NOTE 18 – SHARES POTENTIALLY SUBJECT TO RESCISSION RIGHTS

On July 14, 2010, the Company filed audited financial statements on Form 10-K for the year ended March 31, 2010, that included a qualified opinion from the Company's auditors pending completion of their audit procedures in respect of the deconsolidation of one of the Company's subsidiaries.  The Company subsequently filed an amended Form 10-K, which included an unqualified audit opinion.

On January 19, 2011, the SEC notified the Company that the financial statements filed on July 14, 2010 did not comply with the requirements of Rule 2-02 under Regulation S-X for audited financial statements because the financial statements contained a qualified opinion.  As noted above, the amended Form 10-K filed on January 28, 2011 contains audited financial statements with an unqualified opinion that comply with Rule 2-02.  The SEC indicated that, as the initial Form 10-K filed on July 14, 2010 was deficient as a result of the inclusion of the qualified audit opinion, it was deemed not to have been filed with the SEC in accordance with applicable requirements, thus making the Company delinquent in its filings with the SEC.

The SEC informed the Company that as a result of the deemed failure to timely file a Form 10-K, it was the SEC Staff's view that as of July 14, 2010 the Company ceased to be eligible to use SEC Form S-3 for the registration of the Company's securities.  As the financial statements included in the original Form 10-K were also included in a registration statement on Form S-1 (File No. 333-163867), pursuant to which the Company offered its common stock and warrants to purchase common stock in December 2010 (the “December 2010 Offering”), the SEC also indicated that such registration statement failed to comply with the requirements of Form S-1 due to the lack of the inclusion of unqualified audited financial statements.

In view of the foregoing, it is possible that any sale of the Company's securities pursuant to the Company's registration statements on Form S-3 since July 14, 2010 will be deemed an unregistered sale of securities.  Since July 14, 2010, the Company has sold an aggregate of 2,292,760 shares of its common stock for an aggregate gross price of $1,690,866 pursuant to an at-the-market offering (“ATM”) of its common stock on Form S-3 (File No. 333-160993) between September 7, 2010 and January 19, 2011.  In addition, the Company may be deemed to have made unregistered sales of the 2,575,830 shares of common stock and warrants to purchase an aggregate of 858,610 shares of common stock at an exercise price of $0.90 per share sold for an aggregate gross purchase price of $1,545,498 sold pursuant to such registration statement with respect to the December 2010 Offering.  Alternatively, to the extent that the sales are deemed be registered, as a result of being sold pursuant to registration statements declared effective by the SEC as the registration statements in question either incorporated, in the case of the Form S-3 or included, in the case of the Form S-1, a qualified audit report the registration statements could be deemed to be materially incomplete.

If it is determined that persons who purchased the Company's securities after July 14, 2010 purchased securities in an offering deemed to be unregistered, or that the registration statements for such offerings were incomplete or inaccurate then such persons may be entitled to rescission rights.  In addition, the sale of unregistered securities could subject the Company to enforcement actions or penalties and fines by federal or state regulatory authorities.  The Company is unable to predict the likelihood of any claims or actions being brought against the Company related to these events, and there is a risk that any may have a material adverse effect on us.

The exercise of any applicable rescission rights is not within the control of the Company.  As of December 31, 2011, the Company had 4,868,590 shares that may be subject to the rescission rights outside stockholders’ equity.  These shares have always been treated as outstanding for financial reporting purposes.  As of the date of this report, the Company has not received any claims of rescission.

NOTE 4 – SHARES POTENTIALLY SUBJECT TO RESCISSION RIGHTS

On July 14, 2010 the Company filed audited financial statements on Form 10-K for the year ended March 31, 2010 that included a qualified opinion from the Company's auditors pending completion of their audit procedures in respect of the deconsolidation of one of the Company's subsidiaries. The Company subsequently filed an amended Form 10-K which includes an unqualified audit opinion.

On January 19, 2011, the Securities and Exchange Commission (the "Commission") notified the Company that the initial financial statements filed on July 14, 2010 did not comply with the requirements of Rule 2-02 under Regulation S-X for audited financial statements because the financial statements contained a qualified opinion. As noted above, the amended 10-K filed on January 28, 2011 contains audited financial statements with an unqualified opinion that comply with Rule 2-02.  The Commission has indicated that as the initial Form 10-K filed on July 14, 2010 was deficient as a result of the inclusion of the qualified audit opinion. It was therefore deemed not to have been filed with the Commission in accordance with applicable requirements, thus making the Company delinquent in its filings with the Commission.

The Commission has informed the Company that as a result of the deemed failure to timely file a Form 10-K, it is the Staff's view that as of July 14, 2010 the Company ceased to be eligible to use SEC Form S-3 for the registration of the Company's securities. As the financial statements included in the original Form 10-K were also included in a registration statement on Form S-1 (File No. 333-163867) pursuant to which the Company offered its common stock and warrants to purchase common stock in December 2010 (the "December 2010 Offering"), the Commission has also indicated that such registration statement failed to comply with the requirements of Form S-1 due to the lack of the inclusion of unqualified audited financial statements in compliance with Commission requirements.

Since the Commission has informed the Company that it is the Commission's view that as of July 14, 2010 the Company ceased to be eligible to use Form S-3 for the registration of the Company's securities, it is possible that any sales of the Company's securities pursuant to the Company's registration statements on Form S-3 since July 14, 2010 may be deemed to be unregistered sales of its securities. Since July 14, 2010, the Company has sold an aggregate of 2,292,760 shares of its common stock for an aggregate gross price of $1,690,866 pursuant to an at-the-market offering ("ATM") of its common stock on Form S-3 (File No. 333-160993) in sales that occurred between September 7, 2010 and January 19, 2011. In addition, the Company may be deemed to have made unregistered sales of the 2,575,830 shares of common stock and warrants to purchase an aggregate of 858,610 shares of common stock at an exercise price of $0.90 per share sold for an aggregate gross purchase price of $1,545,498 sold pursuant to such registration statement with respect to the December 2010 Offering. Alternatively, to the extent that the sales are deemed be registered as a result of being sold pursuant to registration statements declared effective by the Commission as the registration statements in question either incorporated, in the case of the Form S-3 or included, in the case of the Form S-1, a qualified audit report the registration statements could be deemed to be materially incomplete.

If it is determined that persons who purchased the Company's securities after July 14, 2010 purchased securities in an offering deemed to be unregistered, or that the registration statements for such offerings were incomplete or inaccurate then such persons may be entitled to rescission rights. In addition, the sale of unregistered securities could subject the Company to enforcement actions or penalties and fines by federal or state regulatory authorities. We are unable to predict the likelihood of any claims or actions being brought against the Company related to these events, and there is a risk that any may have a material adverse effect on us.

The exercise of any applicable rescission rights is not within the control of the Company.  At March 31, 2011, the Company had approximately 4,868,590 shares that may be subject to the rescission rights outside stockholders’ equity. These shares have always been treated as outstanding for financial reporting purposes.